Pension, Savings, And Other Employee Benefits (Schedule Of Amounts Recognized In Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain)/loss arising during measurement period	$ 37,646	$ 56,374
Items amortized during the measurement period, Net transition (asset)/obligation	0	0	0
Items amortized during the measurement period, Prior service credit/(cost)	(398)	(417)	(419)
Items amortized during the measurement period, Net actuarial (gain)/loss	(37,230)	(21,219)
Total recognized in other comprehensive income	18	34,738
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain)/loss arising during measurement period	7,464	4,579
Items amortized during the measurement period, Net transition (asset)/obligation	(736)	(986)	(987)
Items amortized during the measurement period, Prior service credit/(cost)	9	9	8
Items amortized during the measurement period, Net actuarial (gain)/loss	488	1,057
Total recognized in other comprehensive income	$ 7,225	$ 4,659